Current financial debts and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debts and derivative financial instruments
(USD millions)	2025	2024

Bank and other financial debts [1]	682	642

Commercial paper	4 045	4 091

Current portion of non-current financial debts	794	3 356

Derivative financial instruments	81	143

Total current financial debts and derivative financial instruments	5 602	8 232

[1] Weighted average interest rate during the year 2025: 20.2% (2024: 20.8%)